Submission	Jul. 25, 2025
Submission [Line Items]
Central Index Key	0001326110
Registrant Name	ImmunityBio, Inc.
Registration File Number	333-278770
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES